Derivative instruments and hedging activities - Schedule of information about relevant transactions outstanding (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative liabilities arising from the transactions at reporting dates	[1]	¥ 18,336,000	¥ 17,739,000
Sale and Total Return Swap [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross cash proceeds received at transfer dates		69,535	69,535
Fair value of transferred securities at transfer dates		69,405	69,405
Fair value of transferred securities at reporting dates		59,199	63,994
Gross derivative liabilities arising from the transactions at reporting dates	[2]	¥ 10,119	¥ 5,319

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	Amounts presented on gross basis, before the application of counterparty offsetting are included in Trading liabilities in the consolidated balance sheets as of March 31, 2022 and March 31, 2023. Of which ¥5,319 million and ¥10,119 million are included in interest rate contracts used for trading purpose as of March 31, 2022 and March 31, 2023 respectively as disclosed in present Note 3 “Derivative instruments and hedging activities”.